April 19, 2004

The United States Securities
 and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549-0506

RE:      American National Variable Life Separate Account
         American National Insurance Company
         SEC File No. 333-53122
         CIK No.         0000899732

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933 ("1933 Act") and on behalf of American National Variable Life Separate Account and American National Insurance Company, we hereby submit a supplement to the prospectus. The supplement addresses the merger of the INVESCO VIF Telecommunications Fund into the AIM Variable Insurance Funds' INVESCO Technology Fund effective April 30, 2004 pursuant to a Plan of Reorganization approved by the shareholders of the funds. Both funds are underlying funds offered through the variable life insurance product. Accordingly, the supplement addresses the closure of the corresponding subaccount formerly investing in the INVESCO VIF Telecommunications Fund.

Please contact the undersigned at 409-621-7739 with any questions regarding this filing.


Sincerely,



Dwain A. Akins, J.D.
Vice President Corporate Compliance
American National Insurance Company




Cc: Curtis A. Young
       Mail stop 0506




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                         SUPPLEMENT DATED April 19, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2003

    WEALTHQUEST III VARIABLE UNIVERSAL LIFE INDIVIDUAL FLEXIBLE PREMIUM CONTRACT
                                    ISSUED BY
                       AMERICAN NATIONAL INSURANCE COMPANY
                                   THROUGH ITS
                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

Effective April 30, 2004, the INVESCO VIF Telecommunications Fund will be merged into the AIM Variable Insurance Funds' INVESCO VIF Technology Fund pursuant to a Plan of Reorganization approved by the shareholders of the funds. Effective April 30, 2004 the subaccount investing in the INVESCO VIF Telecommunications Fund, will no longer be available for investment under your WealthQuest III Variable Universal Life insurance contract ("Contract").

Effective April 30, 2004, the subaccount investing in the INVESCO VIF Telecommunications Fund will no longer accept new premiums, transfers from other subaccounts or the fixed account, including dollar cost averaging transfers and automatic rebalancing program transfers. The subaccount investing in the INVESCO VIF Telecommunication Fund will be deleted, wherever listed, from any instructions you have given us regarding your premium allocation, dollar cost averaging program, automatic rebalancing program, or systematic withdrawal program. We will reassign the percentages previously assigned to the subaccount investing in the INVESCO VIF Telecommunication Fund to the subaccount investing in the American National Money Market Portfolio until we receive different instructions from you. If you want us to treat your allocations differently, please submit your written instructions to us or if you have a telephone authorization on file call us at 1-800-306-2959.

The investment objective and strategies of the American National Money Market Portfolio are summarized below. Contract Owners should carefully read the portfolio's prospectus.

         The Money Market Portfolio seeks the highest current income consistent with the preservation of capital and maintenance of liquidity. The Money Market Portfolio seeks to achieve its objective by investing in high-quality short-term money market instruments, including: obligations of the U.S. Government and its agencies, certificates of deposit, banker's acceptances, commercial paper, collateralized mortgage obligations, and corporate bonds and notes. The Money Market Portfolio limits its investments to those short-term securities that it determines present minimal credit risk and meet certain rating requirements (in the two highest short-term rating categories).

Please call us at 1-800-306-2959 if you need a copy of the American National Money Market Portfolio prospectus.